Related Party Transactions - Aircraft Time Sharing Agreement (Details) - Verde Investments, Inc. - Air Transportation Equipment - Affiliated Entity - Aircraft Time Sharing Agreement $ in Millions		12 Months Ended
	Oct. 22, 2015 aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of aircrafts | aircraft	2
Contractual term	12 months
Contractual agreement, perpetual automatic renewal term	12 months
Number of allowable days prior to contract termination with written notice	30 days
Expenses from transactions with related party | $		$ 0.4	$ 0.6	$ 0.1